SCHEDULE OF CONCENTRATIONS OF CREDIT RISK (Details) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024
Concentration Risk [Line Items]
Accounts receivable	$ 2,499,902			$ 1,506,894
Revenues	12,091,762		$ 12,132,668
Accounts payable	1,603,490			2,217,720
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 500,249				[1]
Concentration risk percentage	20.01%			(0.00%)	[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 489,332			$ 795,879
Concentration risk percentage	19.57%			52.82%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 378,980				[1]
Concentration risk percentage	15.16%			(0.00%)	[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 374,882				[1]
Concentration risk percentage	15.00%			(0.00%)	[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 262,855				[1]
Concentration risk percentage	10.51%			(0.00%)	[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Accounts receivable		[1]		$ 316,273
Concentration risk percentage	(0.00%)	[1]		20.99%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 2,006,298			$ 1,112,152
Concentration risk percentage	80.25%			73.81%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.83%		24.91%
Revenues	$ 3,607,257		$ 3,022,476
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	16.90%
Revenues		[1]	$ 2,050,295
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	10.70%
Revenues		[1]	$ 1,298,049
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.83%		52.51%
Revenues	$ 3,607,257		$ 6,370,820
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.24%			18.81%
Accounts payable	$ 404,718			$ 417,196
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.60%			14.62%
Accounts payable	$ 330,361			$ 324,219
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.36%			10.19%
Accounts payable	$ 230,211			$ 225,931
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	(0.00%)	[1]		32.69%
Accounts payable		[1]		$ 724,946
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	(0.00%)	[1]		12.35%
Accounts payable		[1]		$ 273,999
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	60.20%			88.66%
Accounts payable	$ 965,290			$ 1,966,291
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.82%			(0.00%)	[1]
Cost of goods and services sold	$ 1,266,176
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	(0.00%)	[1]		17.54%
Cost of goods and services sold				$ 2,301,768
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	(0.00%)	[1]		13.80%
Cost of goods and services sold				$ 1,811,820
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	(0.00%)	[1]		10.96%
Cost of goods and services sold				$ 1,438,856
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.82%			42.30%
Cost of goods and services sold	$ 1,266,176			$ 5,552,444

[1]	represented the percentage below 10%